Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 116,096
2017	100,808
2018	89,277
2019	77,696
2020	66,984
Thereafter	106,526
Total estimated amortization expense	$ 557,387